CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	¥ (990,731)	¥ (539,170)	¥ 17,335
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	126,243	62,290	46,174
Losses on sales of directly-owned salons to franchisees	2,692		9,600
Gain from sales of directly-owned salons	(541,472)
Bad debt	28,808	(11,376)	271
Stock-based compensation	196,853
Impairment loss on investments		10,544	0
Losses on disposal of property and equipment, net, other intangible assets, net and goodwill	3,614	33,841	4,631
Impairment loss on long-lived assets	63,211	106,501	44,546
Gain from bargain purchases			(6,487)
Deferred income tax expense (benefit)	551,483	(107,264)	5,739
Other non-cash (gains) losses - net	819	1,903	(895)
Changes in operating assets and liabilities:
Accounts receivable-trade, net	(37,024)	189,143	(66,877)
Accounts receivable-other, net	(87,148)	(48,031)	(36,190)
Inventories	(2,441)	(2,445)	892
Prepaid expenses and other current assets	(74,799)	(8,167)	(39,698)
Lease and guarantee deposits	(70,662)	58,468	(14,163)
Accounts payable	58,437	(55,574)	(18,729)
Accrued expenses	195,541	206,706	116,856
Accrued income taxes	(2,897)	25,364	4,200
Contract liability	(162,793)	(160,595)
Advances received	96,198	(15,322)	(39,177)
Other current liabilities	130,110	(3,389)	10,226
Deposit received	(46,501)	(98,925)	(20,871)
Other assets and other liabilities - net	5,228	(10,922)	(9,513)
Net cash (used in) provided by operating activities	(557,231)	(366,420)	7,870
Cash flows from investing activities:
Purchases of time deposits	(26,402)	(26,703)	(37,900)
Proceeds from maturities of time deposits	6,000	10,000	6,000
Proceeds from sale of investments		53,000
Acquisition of investments	(52,520)		(13,544)
Acquisition of property and equipment	(95,651)	(73,556)	(7,406)
Proceeds from sale of property and equipment		3,227	5,000
Cost additions to internal use software	(18,127)	(30,569)	(12,068)
Proceeds from sale of salons	430,000
Acquisition of businesses - net of cash acquired	(375,757)	(99,195)	(3,201)
Proceeds from due from shareholder		8,267	8,412
Payment received on short-term loans receivable	450	900	450
Payment received on long-term accounts receivable-other, net	9,488	15,030	16,326
Proceeds from insurance cancellations	38,583
Net cash used in investing activities	(83,936)	(139,599)	(37,931)
Cash flows from financing activities:
Proceeds from issuance of common stock in initial public offering - net of underwriting discounts and commissions		1,168,627
Proceeds from issuance of common stock			700,000
Proceeds from issuance of common stock for exercise of over-allotment, net of issuance costs	87,642
Net repayment of short-term borrowings		(180,000)
Proceeds from long-term borrowings		775,000
Repayment of long-term borrowings	(251,084)	(206,440)	(234,411)
Payment of installment payables related to business acquisitions	(2,888)	(33,949)	(82,812)
Payment of deferred offering costs	(261,619)	(97,857)	(43,283)
Repayment of corporate bonds			(7,500)
Proceeds from issuance of stock options		6,750
Net cash (used in) provided by financing activities	(427,949)	1,432,131	331,994
Net (decrease) increase in cash and cash equivalents	(1,069,116)	926,112	301,933
Cash and cash equivalents at beginning of year	1,439,733	513,621	211,688
Cash and cash equivalents at end of year	370,617	1,439,733	513,621
Cash paid during the year for:
Interest	10,865	10,219	11,872
Income taxes	45,505	7,005	24,344
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	917,135	604,703	749,008
Purchases of property and equipment included in accrued expenses	23,488	29,244
Purchases of intangible assets included in accrued expenses	14,236	1,535	3,321
Payables related to acquisition of businesses included in accrued expenses		1,667	48,901
Sales of salons included in accounts receivable	129,000
Payable related to acquisition of noncontrolling interests included in mandatorily redeemable noncontrolling interests	¥ 148,000
Deferred offering costs included in accrued expenses		¥ 261,619	¥ 14,226